Current liabilities	12 Months Ended
Dec. 31, 2020
Current liabilities
Current liabilities

14. Current Liabilities

	December 31,	December 31,
	2020	2019
	(€ in thousands)
Borrowings	1,135	343
Lease liabilities	1,260	508
Derivative financial instruments	839	—
Trade payables	221	445
Current income tax liability	—	64
Social securities and other taxes	22	108
Pension premiums	6	2
Deferred income	700	711
Accrued expenses and other liabilities	6,118	8,812
	10,301	10,993

At December 31, 2020, current liabilities included derivative financial instruments consisting of conversion options and warrants issued in connection with our convertible loans, which are described in Note 13.

At December 31, 2020 and 2019, current liabilities included deferred income resulting from funds received for our research and innovation programs. Accrued expenses and other liabilities consisted principally of accruals for services provided by vendors not yet billed, payroll-related accruals and other miscellaneous liabilities.